Consolidated statement of comprehensive income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Continuing operations:
Profit (loss) for the year		$ 1,712	$ (997)	[1],[2]	$ 2,214	[1],[3]
Other comprehensive income (loss):
Exchange movements arising during the year		(135)	(613)	[1]	(180)	[1]
Valuation movements on retained interest in Jackson classified as available-for-sale securities:
Unrealised (loss) gain arising during the year	[1],[4]		(125)		273
Deduct net gains included in the income statements on disposal	[1],[4]		(62)		(23)
Valuation movements on retained interest in Jackson classified as available-for-sale under IAS 39	[1],[4]		(187)		250
Total items that may be reclassified subsequently to profit or loss		(135)	(800)	[1]	70	[1]
Valuation movements on retained interest in Jackson classified as fair value through other comprehensive income under IFRS 9	[4]	8
Total items that will not be reclassified subsequently to profit or loss		8
Total comprehensive income (loss) from continuing operations		1,585	(1,797)	[1]	2,284	[1],[3]
Total comprehensive loss from discontinued US operations	[1],[3]				(7,068)
Total comprehensive income (loss) for the year		1,585	(1,797)	[1],[2]	(4,784)	[1],[3]
Equity holders of the Company:
From continuing operations		1,585	(1,797)	[1]	2,277	[1]
From discontinued US operations	[1]				(6,283)
Total comprehensive (loss) income, attributable to equity holders of the Company		1,585	(1,797)	[1]	(4,006)	[1]
Non-controlling interests
From continuing operations	[1]				7
From discontinued US operations	[1]				(785)
Total comprehensive (loss) income, attributable to non-controlling interests	[1]				(778)
Total comprehensive income (loss) for the year		$ 1,585	$ (1,797)	[1],[2]	$ (4,784)	[1],[3]

[1]	The Group has adopted IFRS 9, ‘Financial Instruments’ and IFRS 17, ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 2022 comparative results have been re-presented from those previously published. Results for the year ended 31 December 2021 and related notes have not been re-presented to the IFRS 9 or IFRS 17 basis and have been shown on an IFRS 4 basis and are not comparable to the 2023 and 2022 results.
[2]	The Group has adopted IFRS 9, ‘Financial Instruments’ and IFRS 17, ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 2022 comparative results have been re-presented from those previously published.
[3]	Results for the year ended 31 December 2021 have not been re-presented and have been shown on an IFRS 4 basis and are not comparable to the 2023 and 2022 results.
[4]	On the adoption of IFRS 9 at 1 January 2023, the Group elected to measure its retained interest in the equity securities of Jackson at fair value through other comprehensive income. The Group has subsequently disposed of its remaining interest in Jackson in 2023. In 2022 and 2021, these securities were measured at available-for-sale under IAS 39.